FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-40771

COMSTOCK FUNDS, INC. (the “Company”)

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Statement of Additional Information (“SAI”) dated August 28, 2015

On May 17, 2016, the Fund’s Board of Directors approved the renaming of Class R shares to Class I shares. Effective May 23, 2016, all references to Class R shares should be replaced with Class I shares in the SAI.

Please retain this Supplement with your SAI for reference.